INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Expenses classified by nature and functions (Details) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expenses classified by nature and function
Depreciation of leased assets	$ 1,837,532	$ 501,232
Obsolescence	481,332	740,264
Production costs
Expenses classified by nature and function
Amortization of intangible assets	86,842
Analysis and storage	4,460	26,537
Commissions and royalties	109,703	547,364
Import and export expenses	265,121	61,209
Depreciation of property, plant and equipment	1,666,119	655,067
Depreciation of leased assets	230,478	246,942
Freight and haulage	1,201,183	311,416
Employee benefits and social securities	7,177,926	3,265,750
Maintenance	722,399	400,778
Energy and fuel	753,041	233,958
Supplies and materials	512,493	351,410
Mobility and travel	39,428	7,361
Professional fees and outsourced services	1,133,009	587,370
Office supplies	23,309	89,670
Insurance	74,350	36,328
Information technology expenses	17,511
Obsolescence	481,332	740,264
Taxes	96,233	19,398
Miscellaneous	1,951	748
Total	14,596,888	7,581,570
Selling, general and administrative expenses
Expenses classified by nature and function
Amortization of intangible assets	2,902,741	771,536
Analysis and storage	237,341	69,502
Commissions and royalties	1,020,272	1,181,465
Import and export expenses	704,937	560,934
Depreciation of property, plant and equipment	1,006,857	799,884
Depreciation of leased assets	1,573,369	251,767
Impairment of receivables	468,992	815,929
Freight and haulage	5,002,384	4,457,096
Employee benefits and social securities	20,156,371	11,033,554
Maintenance	1,446,553	570,294
Energy and fuel	161,850	24,908
Supplies and materials	627,514	570,762
Mobility and travel	1,837,797	696,370
Publicity and advertising	3,235,737	2,247,729
Contingencies	39,847	65,598
Share-based incentives	1,969,868	843,308
Professional fees and outsourced services	7,122,701	3,075,667
Professional fees related parties	29,818	48,934
Office supplies	624,246	198,228
Insurance	1,306,282	556,441
Information technology expenses	1,566,952	817,032
Taxes	6,976,043	5,230,416
Miscellaneous	300,016	110,407
Total	60,318,488	34,997,761
Total
Expenses classified by nature and function
Amortization of intangible assets	2,989,583	771,536
Analysis and storage	241,801	96,039
Commissions and royalties	1,129,975	1,728,829
Import and export expenses	970,058	622,143
Depreciation of property, plant and equipment	2,672,976	1,454,951
Depreciation of leased assets	1,803,847	498,709
Impairment of receivables	468,992	815,929
Freight and haulage	6,203,567	4,768,512
Employee benefits and social securities	27,334,297	14,299,304
Maintenance	2,168,952	971,072
Energy and fuel	914,891	258,866
Supplies and materials	1,140,007	922,172
Mobility and travel	1,877,225	703,731
Publicity and advertising	3,235,737	2,247,729
Contingencies	39,847	65,598
Share-based incentives	1,969,868	843,308
Professional fees and outsourced services	8,255,710	3,663,037
Professional fees related parties	29,818	48,934
Office supplies	647,555	287,898
Insurance	1,380,632	592,769
Information technology expenses	1,584,463	817,032
Obsolescence	481,332	740,264
Taxes	7,072,276	5,249,814
Miscellaneous	301,967	111,155
Total	$ 74,915,376	$ 42,579,331